Financial Instruments - Schedule of Company's Financial Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Trading
Trading Securities	$ 1,341	$ 1,646
Held-to-maturity investments
Severance investments	4	5
Available-for-sale investments
Equity investments	5	4
Loans and receivables
Accounts receivable	5,635	5,246
Long-term receivables included in other assets [note 12]	87	111
Total	5,722	5,357
Other financial liabilities
Bank indebtedness	33	41
Long-term debt (including portion due within one year)	995	332
Accounts payable	5,105	4,781
Total	6,133	5,154
Derivatives designated as effective hedges, measured at fair value, Assets	30	62
Derivatives designated as effective hedges, measured at fair value, Total	(146)	(4)
Derivatives designated as effective hedges, measured at fair value, Liabilities	(174)	(65)
Foreign Exchange Contract [Member]
Other financial liabilities
Derivatives designated as effective hedges, measured at fair value, Total	(145)	(3)
Prepaid Expenses and Other [Member] | Foreign Exchange Contract [Member]
Other financial liabilities
Derivatives designated as effective hedges, measured at fair value, Assets	22	42
Other Assets [Member] | Foreign Exchange Contract [Member]
Other financial liabilities
Derivatives designated as effective hedges, measured at fair value, Assets	8	20
Other Accrued Liabilities [Member] | Foreign Exchange Contract [Member]
Other financial liabilities
Derivatives designated as effective hedges, measured at fair value, Liabilities	(93)	(37)
Other Accrued Liabilities [Member] | Commodity Contract [Member]
Other financial liabilities
Derivatives designated as effective hedges, measured at fair value, Liabilities	(1)	(1)
Other Noncurrent Liabilities [Member] | Foreign Exchange Contract [Member]
Other financial liabilities
Derivatives designated as effective hedges, measured at fair value, Liabilities	(82)	(28)
Cash and Cash Equivalents [Member]
Trading
Trading Securities	1,253	1,554
Asset-backed Securities [Member]
Trading
Trading Securities	$ 88	$ 92